Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000231762
Shareholder Report [Line Items]
Fund Name	Global X Blockchain & Bitcoin Strategy ETF
Class Name	Global X Blockchain & Bitcoin Strategy ETF
Trading Symbol	BITS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Blockchain & Bitcoin Strategy ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/bits/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/bits/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Blockchain & Bitcoin Strategy ETF	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 27,163,209
Holdings Count | Holding	6
Advisory Fees Paid, Amount	$ 101,821
InvestmentCompanyPortfolioTurnover	13.84%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$27,163,209	6	$101,821	13.84%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Futures Contracts	3.3%
U.S. Treasury Obligations	10.9%
Exchange-Traded Funds	78.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X Blockchain ETFFootnote Reference**	47.9%
Global X 1-3 Month T-Bill ETFFootnote Reference**	30.3%
U.S. Treasury Bills, 4.23%, 7/3/2025	3.7%
U.S. Treasury Bills, 4.24%, 7/10/2025	3.7%
U.S. Treasury Bills, 4.25%, 7/24/2025	3.6%
CME Bitcoin Future	3.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/bits/
C000245376
Shareholder Report [Line Items]
Fund Name	Global X Bitcoin Trend Strategy ETF
Class Name	Global X Bitcoin Trend Strategy ETF
Trading Symbol	BTRN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Global X Bitcoin Trend Strategy ETF (the "Fund") for the period from November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/btrn/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/btrn/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Bitcoin Trend Strategy ETF	$57	0.96%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	0.96%
AssetsNet	$ 6,341,264
Holdings Count | Holding	9
Advisory Fees Paid, Amount	$ 16,009
InvestmentCompanyPortfolioTurnover	15.86%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of April 30, 2025

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$6,341,264	9	$16,009	15.86%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Value	Value
Short-Term Investment	1.1%
Repurchase Agreement	1.6%
Futures Contracts	2.4%
U.S. Treasury Obligations	18.0%
Exchange-Traded Fund	79.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Global X 1-3 Month T-Bill ETFFootnote Reference**	79.6%
U.S. Treasury Bills, 4.25%, 6/12/2025	6.3%
U.S. Treasury Bills, 4.25%, 7/17/2025	4.7%
U.S. Treasury Bills, 4.24%, 7/3/2025	3.9%
U.S. Treasury Bills, 4.25%, 7/24/2025	3.1%
CME Micro Bitcoin Future	2.4%
CME Bitcoin Future	2.3%
Footnote	Description
Footnote**	Affiliated Investment
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/btrn/